Provisions for liabilities and other charges (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Aug. 06, 2024	Jun. 30, 2024	Dec. 31, 2023
Changes in Reserves
Balance at beginning	$ 15,215	$ 18,933
Additions		702
Reversals		(983)
Use of provision		(1,324)
Effect of translation		(2,113)
Balance at ending		15,215
Current		14,761	$ 18,420
Non-current		454	514
Claim Settlement
Changes in Reserves
Use of provision	(1,800)
Uncertain tax positions
Changes in Reserves
Balance at beginning	11,635	15,288
Additions		277
Reversals		(875)
Use of provision		(1,324)
Effect of translation		(1,731)
Balance at ending		11,635
Current		11,635
Non-current		0
Provision for Value-Added Tax
Changes in Reserves
Balance at beginning	1,880	3,253
Balance at ending		1,880
Provisions related to Withholding Tax
Changes in Reserves
Balance at beginning	9,117	10,758
Balance at ending		9,117
Provisions related to Other Taxes
Changes in Reserves
Balance at beginning	638	1,277
Balance at ending		638
Marketplace and consignment goods
Changes in Reserves
Balance at beginning	308	454
Additions		0
Reversals		(49)
Use of provision		0
Effect of translation		(97)
Balance at ending		308
Current		308
Non-current		0
Provision for other expenses
Changes in Reserves
Balance at beginning	$ 3,272	3,191
Additions		425
Reversals		(59)
Use of provision		0
Effect of translation		(285)
Balance at ending		3,272
Current		2,818
Non-current		454
End of service benefits provision		454	631
Litigation and penalty provisions		$ 2,818	$ 2,561